                                 SMITH BARNEY
                               MONEY FUNDS, INC.

                     SEMI-ANNUAL REPORT  |  JUNE 30, 2002

                         [LOGO] SMITH BARNEY MUTUAL FUNDS
                  Your Serious Money. Professionally Managed /SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

HEATH B. MCLENDON
Chairman


[PHOTO]


MARTIN R. HANLEY
Vice President




[PHOTO]


KEVIN KENNEDY
Vice President

Dear Shareholder:

We are pleased to provide the semi-annual report for Smith Barney Money Funds, Inc. ("Fund") for the period ended June 30, 2002. In this report, we summarize the period's prevailing economic and market conditions and outline the Fund's investment strategy. We hope that you find this report to be useful and informative.

Since the 1970s, millions of investors worldwide have made money market mutual funds a key part of their investment portfolios. The Fund seeks to maximize current income and preserve capital. While all investments involve some degree of risk, money market funds generally have lower risks when compared to stock and bond funds.

The Fund provides investors with the convenience of liquidity. In addition, dividends are declared daily and accrued monthly. Yields from a money fund may be higher than yields for savings accounts offered at popular commercial banks. In fact, in recent years money funds have provided some investors with a higher yield than most popular banks and savings accounts, as well as loan money market accounts. (Of course, interest rates are subject to change and there are no guarantees that money market yields will remain competitive versus other types of accounts.)

Please note that Certificates of Deposit ("CDs")/1/ are insured by the Federal Deposit Insurance Corporation ("FDIC"). However, your investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While not insured by the U.S. government, money market funds may be suitable for conservative investors. The short-term nature of money market investments makes money market funds typically less volatile than most other types of mutual funds.

--------
1A CD is a debt instrument issued by a bank that usually pays an interest rate set by competitive forces in the marketplace. CDs are insured up to $100,000 under the FDIC.


  1 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

Performance Summary

The chart below shows yields for the seven-day period ended June 30, 2002 for the Cash, Government and Retirement Portfolios (the "Portfolio(s)") that make up the Fund.

               Smith Barney Money Funds' Yields (Class A Shares)

            Portfolio  Seven-Day Yield Seven-Day Effective Yield/2/
            ---------  --------------- ---------------------------
            Cash            1.35%                 1.36%

            Government      1.24                  1.24

            Retirement      1.18                  1.18

Investment Objectives

Each Portfolio seeks maximum current income and preservation of capital.

Government Portfolio

The Government Portfolio invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates.

Cash and Retirement Portfolios

The Cash and Retirement Portfolios invest in high-quality, U.S. dollar denominated short-term debt securities. Investments may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. Each Portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Both the Cash Portfolio and the Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase

--------
/2/ The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The seven-day effective yield will be slightly higher than the seven-day yield because of the compounding effect of the assumed reinvestment.


  2 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders agreements and other short-term debt securities. The Portfolios limit foreign investments to issues located in major industrialized countries.

Market Review and Outlook

During the first half of 2002, the economy seemed to show some signs that it was emerging from the recession. The Gross Domestic Product ("GDP")/3/ rose an estimated 5.0% in the first quarter of 2002, a rather strong showing when compared to 1.2% for all of 2001. However, we believe this surge in GDP growth was primarily the result of inventory rebuilding. Last year, manufacturing was in decline and companies pared down existing inventories to compensate for a slump in demand. Consequentially, the economy cannot be expected to continue expanding at this pace. Our outlook for GDP growth during the remainder of this year is in the 3% to 4% range.

Although consumer confidence was shaken by a number of well-publicized events during the first half of the year, buyers continued to purchase durable goods and homes. Attractive financing rates have helped keep the automotive sector rolling, and declining mortgage rates helped sustain new home sales. The banking sector as a whole performed well, despite having to contend with some poor performing assets.

The short-term yield curve/4/ flattened toward the end of the period as the economic recovery lost steam. At the same time, there was a general contraction in corporate commercial paper issuance. A number of companies have been seen as relying too heavily on short-term funding and many restructured their debt borrowing for long-term. This decrease in issuance caused spreads/5/ to narrow on the remaining short-term available debt.

The U.S. Federal Open Market Committee ("FOMC")/6/ kept the federal funds rate ("fed funds rate")/7/ constant at 1.75% during the period. But the FOMC changed its bias to neutral from weakness, in March 2002, in response to the improving economy.

--------
/3/ GDP is a market value of goods and services produced by labor and property in a given country.
/4/ The yield curve is the graphical depiction of the relationship between the /5/ Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
/6/ The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
/7/ The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


  3 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

While we believe a recovery is underway, we also believe it will be gradual, partly because the downside was not as severe as in past recessions. Corporations have traditionally been reluctant to invest in new plants, equipment or employees under similar economic conditions in the past. Although corporate profitability has generally improved, companies have been reluctant to hire additional staff. We believe they will continue to squeeze productivity from existing employees before hiring any new workers. This observation is supported by unemployment figures from the U.S. Department of Labor that show the unemployment rate rising to 5.9% in June of 2002. All this, combined with declining equity prices, could discourage the FOMC from increasing the fed funds rate for the remainder of this calendar year.

Portfolio Outlook

We plan to maintain an average maturity of 60 days in the Cash Portfolio and 50 days in the Government and Retirement Portfolios. These maturities are neutral, a position we expect to maintain until we see more evidence of a sustainable economic recovery.

Thank you for investing in the Smith Barney Money Funds, Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,
/s/ Heath B. McLendon                 /s/ Martin R. Hanley
Heath B. McLendon                     Martin R. Hanley
Chairman                              Vice President

/s/ Kevin Kennedy
Kevin Kennedy
Vice President

July 22, 2002

The information provided in this letter represents the opinion of the manager(s) and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios. Please refer to pages 5 through 16 for a list and percentage breakdown of each Portfolio's holdings. Also, please note any discussion of the Portfolios' holdings is as of June 30, 2002 and is subject to change.


  4 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                   JUNE 30, 2002

                                 CASH PORTFOLIO

    FACE                                             ANNUALIZED
   AMOUNT                  SECURITY                    YIELD          VALUE
--------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES --  6.6%
$213,000,000 Federal Farm Credit Bank
               mature 7/2/02 to 9/5/02             1.71% to 1.88% $  212,785,116
 250,000,000 Federal Home Loan Bank
               mature 7/10/02 to 7/24/02            1.74 to 1.75     249,789,846
 469,697,000 Federal Home Loan Mortgage Corp.
               mature 7/2/02 to 1/8/03              1.74 to 2.57     467,956,546
 817,607,000 Federal National Mortgage Association
               mature 7/3/02 to 4/4/03              1.74 to 2.61     810,942,974
--------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $1,741,474,482)                              1,741,474,482
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.0%
  90,000,000 Abbey National North America
               matures 9/9/02                           1.80          89,686,750
 345,000,000 ABN AMRO Bank N.V.
               mature 7/1/02 to 1/28/03             1.75 to 2.46     342,561,611
  80,000,000 Alliance & Leicester Building Society
               mature 7/24/02 to 9/9/02             1.80 to 2.11      79,820,903
 150,000,000 Alpine Securitization
               mature 7/15/02 to 8/1/02                 1.79         149,832,187
 287,683,000 Amstel Funding Corp.
               mature 7/1/02 to 10/2/02             1.83 to 2.14     287,402,316
 275,000,000 Amsterdam Funding Corp.
               mature 7/2/02 to 7/25/02             1.78 to 1.81     274,860,111
 187,000,000 ANZ Delaware Inc.
               mature 7/2/02 to 7/29/02             1.75 to 1.91     186,853,708
  75,000,000 Aspen Funding
               matures 8/19/02                          1.80          74,817,271
  75,023,000 Asset Portfolio Funding
               mature 7/23/02 to 9/20/02            1.79 to 1.81      74,793,128
 230,000,000 Asset Securitization Corp.
               mature 7/19/02 to 8/12/02            1.78 to 1.81     229,639,689
  99,233,000 Atlantis One Funding Corp.
               mature 7/15/02 to 8/29/02            1.83 to 1.99      99,133,356
 230,000,000 Bank of America Corp.
               matures 7/16/02                          1.85         229,823,667
  75,000,000 Bank of Nova Scotia
               matures 7/15/02                          1.77          74,948,433
  84,991,000 Barton Capital Corp.
               mature 7/8/02 to 7/12/02             1.78 to 1.82      84,951,489
 274,000,000 BCI Funding Corp.
               mature 7/3/02 to 9/19/02             1.77 to 1.84     273,449,678


                      See Notes to Financial Statements.


     5    Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                                CASH PORTFOLIO

    FACE                                       ANNUALIZED
   AMOUNT                SECURITY                YIELD         VALUE
------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.0% (continued)
 $155,000,000 Black Forest Funding
                mature 7/1/02 to 7/18/02     1.80% to 1.81% $154,902,000
   50,000,000 Blue Ridge Asset Funding Corp.
                matures 7/16/02                   1.80        49,962,708
   46,693,000 Canadian Wheat Board
                matures 10/15/02                  1.76        46,452,401
  310,000,000 CBA Finance Inc.
                mature 7/8/02 to 9/12/02      1.75 to 1.81   309,397,483
   50,000,000 Coca-Cola Co.
                matures 7/17/02                   1.73        49,961,556
  217,245,000 Compass Securitization LLC
                mature 7/2/02 to 7/15/02      1.78 to 1.80   217,162,892
  370,000,000 Danske Corp.
                mature 7/5/02 to 8/23/02      1.77 to 1.92   369,569,494
  149,000,000 Delaware Funding Corp.
                mature 7/8/02 to 7/25/02      1.78 to 1.79   148,879,418
  200,000,000 Deutsche Bank Finance Inc.
                mature 7/1/02 to 12/13/02     1.75 to 2.48   199,102,708
  165,000,000 Dexia Delaware LLC
                mature 7/3/02 to 7/8/02       1.76 to 1.80   164,955,153
  100,000,000 Edison Asset Securitization
                matures 7/10/02                   1.79        99,955,250
   25,000,000 Eiffel Funding LLC
                matures 7/10/02                   1.80        24,988,812
  240,374,000 Enterprise Funding Corp.
                mature 7/1/02 to 8/19/02      1.78 to 1.80   239,987,789
  175,000,000 Falcon Asset Securities Corp.
                mature 7/3/02 to 7/24/02      1.78 to 1.82   174,872,090
   85,000,000 Fortis Funding LLC
                mature 8/1/02 to 8/28/02      1.81 to 1.95    84,796,832
   50,000,000 Fulbeck Funding LLC
                matures 8/2/02                    1.81        49,920,000
   99,659,000 Gemini Securitization Corp.
                matures 8/20/02                   1.80        99,411,237
  250,000,000 General Electric Capital Corp.
                mature 8/12/02 to 10/2/02     1.79 to 2.20   249,230,917
  225,000,000 Goldman, Sachs & Co.
                mature 7/22/02 to 11/25/02    1.82 to 2.16   224,526,972
   69,900,000 IBM Corp.
                matures 7/24/02                   1.76        69,821,401
  425,000,000 ING US Funding LLC
                mature 7/26/02 to 10/11/02    1.84 to 2.12   423,057,014


                      See Notes to Financial Statements.


     6    Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                                CASH PORTFOLIO

    FACE                                       ANNUALIZED
   AMOUNT               SECURITY                 YIELD         VALUE
------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.0% (continued)
$ 35,000,000 International Lease Finance
               mature 7/19/02 to 8/22/02     1.75% to 1.78% $ 34,927,333
 270,930,000 Ivory Funding Corp.
               mature 7/2/02 to 9/12/02       1.79 to 1.96   270,604,189
 160,000,000 J.P. Morgan Chase & Co.
               mature 7/1/02 to 10/8/02       1.78 to 2.16   159,561,200
  81,500,000 K2 USA, LLC
               mature 10/15/02 to 11/12/02    2.14 to 2.24    80,935,710
 225,000,000 Kitty Hawk Inc.
               mature 7/5/02 to 8/9/02        1.78 to 1.80   224,831,056
  75,068,000 Liberty Street Funding Inc.
               mature 8/14/02 to 8/19/02          1.81        74,891,600
  40,000,000 Links Finance LLC
               matures 7/15/02                    1.94        39,969,978
  50,000,000 Lloyds TSB Bank
               matures 7/5/02                     1.93        49,989,333
 253,978,000 Moat Funding LLC
               mature 7/8/02 to 8/23/02       1.81 to 2.15   253,626,565
 201,633,000 Mont Blanc Capital Corp.
               mature 7/11/02 to 9/12/02      1.80 to 1.82   201,181,884
  50,000,000 Montauk Funding Corp.
               matures 7/18/02                    1.83        49,957,028
 440,000,000 Morgan Stanley
               mature 7/15/02 to 8/28/02      1.76 to 1.84   439,453,300
 500,000,000 Moriarty Ltd.
               mature 7/8/02 to 12/9/02       1.85 to 2.41   496,207,461
 220,920,000 Ness LLC
               mature 7/3/02 to 8/1/02        1.81 to 1.91   220,748,714
  50,250,000 Newport Funding
               matures 7/3/02                     1.79        50,245,003
 215,074,000 Nieuw Amsterdam Receivables Co.
               mature 7/1/02 to 8/20/02       1.79 to 1.85   214,836,668
 231,500,000 Nordea North America, Inc.
               mature 7/3/02 to 9/20/02       1.77 to 1.79   231,242,524
 264,815,000 Old Line Funding Corp.
               mature 7/1/02 to 9/9/02        1.78 to 1.83   264,513,374
  99,000,000 Paradigm Funding LLC
               mature 7/25/02 to 8/20/02      1.79 to 1.80    98,791,366
 204,994,000 Park Avenue Receivables Corp.
               mature 7/3/02 to 7/16/02       1.78 to 1.79   204,888,907
 193,000,000 Pennine Funding
               mature 7/12/02 to 9/9/02       1.80 to 1.82   192,603,826
 250,362,000 Preferred Receivable Funding
               mature 7/8/02 to 7/26/02       1.78 to 1.79   250,189,617


                      See Notes to Financial Statements.


     7    Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                                CASH PORTFOLIO

    FACE                                                  ANNUALIZED
   AMOUNT                    SECURITY                       YIELD           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.0% (continued)
$233,196,000 Quincy Capital Corp.
               mature 7/8/02 to 7/22/02                 1.78% to 1.81% $   233,028,296
  35,000,000 Rabo Bank
               matures 11/15/02                              1.98           34,738,939
 223,476,000 Receivable Capital Corp.
               mature 7/5/02 to 7/15/02                  1.79 to 1.88      223,372,408
 175,000,000 San Paolo US Finance Inc.
               mature 7/1/02 to 7/8/02                   1.77 to 1.78      174,971,201
 100,000,000 Shell Oil Co.
               matures 7/24/02                               1.79           99,886,278
 235,300,000 Societe Generale N.A. Inc.
               mature 7/15/02 to 12/23/02                1.75 to 2.51      233,861,957
 187,535,000 Surrey Funding Corp.
               mature 7/10/02 to 7/23/02                 1.83 to 1.88      187,397,993
 150,000,000 Svenska Handelsbanken
               mature 8/30/02 to 10/31/02                1.79 to 2.00      149,386,417
 100,000,000 Toronto Dominion Holdings USA
               matures 8/22/02                               1.81           99,740,000
 135,000,000 UBS Finance LLC
               mature 7/29/02 to 10/28/02                1.90 to 2.00      134,446,806
  40,000,000 Unicredito Italiano Delaware
               matures 7/8/02                                1.88           39,985,456
 150,000,000 Variable Funding Capital Corp.
               mature 7/8/02 to 8/5/02                   1.79 to 1.80      149,878,278
 142,900,000 Wells Fargo Co.
               mature 7/8/02 to 8/8/02                       1.78          142,785,237
 245,000,000 Westpac Capital
               mature 7/3/02 to 11/14/02                 1.84 to 1.92      244,508,333
 141,515,000 Windmill Funding Corp.
               mature 7/3/02 to 8/12/02                  1.78 to 1.80      141,409,561
-------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $12,397,082,220)                                  12,397,082,220
-------------------------------------------------------------------------------------
BANK NOTE -- 0.3%
  75,000,000 Banc One, N.A.
               matures 8/29/02 (Cost -- $75,000,000)         1.80           75,000,000
-------------------------------------------------------------------------------------
CORPORATE NOTE -- 1.1%
 300,000,000 Goldman, Sachs & Co.
               matures 11/25/02 (Cost -- $300,000,000)       1.98          300,000,000
-------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


8   Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)   JUNE 30, 2002


                                CASH PORTFOLIO

    FACE                                                         ANNUALIZED
   AMOUNT                        SECURITY                          YIELD         VALUE
-------------------------------------------------------------------------------------------
VARIABLE RATE SECURITIES -- 6.8%
$300,000,000 American Express Credit Corp.
               matures 4/8/03                                      1.83%     $  300,000,000
 100,000,000 Bayerische Landesbank
               matures 10/1/02                                      1.76         99,986,137
 150,000,000 Canadian Imperial Bank Corp.
               matures 4/28/03                                      1.76        149,937,946
 150,000,000 Credit Agricole
               matures 4/28/03                                      1.75        149,937,946
 200,000,000 General Electric Capital Corp.
               matures 9/19/02                                      1.79        199,991,161
 100,000,000 Links Finance LLC
               mature 3/27/03 to 4/15/03                            1.81         99,996,315
 200,000,000 Merrill Lynch
               matures 4/1/03                                       1.85        199,984,945
 275,000,000 Sigma Finance Inc.
               mature 10/4/02 to 10/11/02                           1.81        274,998,607
 200,000,000 Societe Generale
               matures 4/28/03                                      1.75        199,917,262
 116,000,000 Sparks Trust
               matures 6/16/03                                      2.04        116,000,000
------------------------------------------------------------------------------------------
             TOTAL VARIABLE RATE SECURITIES
             (Cost -- $1,790,750,319)                                         1,790,750,319
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.0%
 250,000,000 Wells Fargo Bank N.A.
               mature 7/8/02 to 8/16/02 (Cost -- $250,000,000)      1.76        250,000,000
------------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 34.3%
 488,000,000 Abbey National PLC
               mature 7/31/02 to 2/12/03                        1.85 to 2.73    487,715,243
 175,000,000 ABN AMRO Bank N.V.
               mature 7/30/02 to 12/23/02                       1.88 to 1.97    174,994,175
  95,000,000 Alliance & Leicester PLC
               mature 7/2/02 to 9/16/02                         1.80 to 1.94     95,001,089
  85,000,000 ANZ Banking Group Ltd.
               matures 9/6/02                                       1.97         84,993,507
 250,000,000 Bank of Montreal
               mature 7/2/02 to 12/20/02                        1.78 to 2.48    250,000,000
 240,000,000 Bank of Nova Scotia
               mature 7/15/02 to 11/18/02                       1.79 to 2.15    240,008,343
 590,000,000 Barclays Bank
               mature 7/2/02 to 3/20/03                         1.79 to 2.83    590,008,613


                      See Notes to Financial Statements.


9   Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002


                                CASH PORTFOLIO

    FACE                                             ANNUALIZED
   AMOUNT                  SECURITY                    YIELD         VALUE
------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 34.3% (continued)
$110,000,000 Bayerische Hypo-Und Vereinsbank
               matures 7/22/02                     1.79% to 1.80% $110,000,990
 155,000,000 Bayerische Landesbank
               mature 7/2/02 to 11/20/02            1.85 to 2.00   155,004,463
 345,000,000 BNP Paribas S.A.
               mature 7/12/02 to 12/18/02           1.80 to 2.48   345,009,009
 312,000,000 Canadian Imperial Bank of Commerce NY
               mature 7/31/02 to 12/30/02           1.70 to 2.50   312,063,688
 510,000,000 Credit Agricole Indosuez
               mature 7/30/02 to 4/16/03            1.81 to 2.68   510,022,650
 407,000,000 Credit Suisse First Boston Corp.
               mature 7/26/02 to 12/23/02           1.79 to 2.50   407,008,867
 150,000,000 Deutsche Bank
               mature 8/29/02 to 12/31/02           1.82 to 2.42   150,001,404
 200,000,000 Dexia Bank
               matures 7/8/02                       1.87 to 1.91   200,000,772
 561,000,000 Dresdner Bank
               mature 9/12/02 to 4/22/03            2.08 to 2.77   560,710,918
 245,000,000 Halifax Building Society
               mature 7/8/02 to 8/20/02             1.81 to 1.95   245,003,848
 120,000,000 HBOS PLC
               mature 9/24/02 to 9/30/02            1.78 to 1.79   120,002,903
 360,000,000 Hessische Landesbank Ltd.
               mature 7/5/02 to 12/20/02            1.81 to 2.49   360,011,502
  95,000,000 ING Bank N.V.
               matures 7/31/02                          1.97        94,979,723
  70,000,000 KBC Bank N.V.
               matures 12/9/02                          1.88        70,036,872
 375,000,000 Lloyds TSB Bank
               mature 7/25/02 to 12/30/02           1.78 to 2.45   375,020,792
 235,000,000 National Australia Bank Ltd.
               mature 8/12/02 to 12/23/02           1.83 to 2.15   235,015,901
  75,000,000 National Bank of Canada
               matures 8/15/02                          1.96        75,000,000
 405,000,000 Rabo Bank
               mature 8/13/02 to 4/10/03            1.81 to 2.75   404,802,864
 292,000,000 Royal Bank of Canada
               mature 7/22/02 to 12/19/02           1.70 to 2.50   292,010,376
 450,000,000 Royal Bank of Scotland Group PLC
               mature 7/8/02 to 4/14/03             1.77 to 2.66   450,033,923
 225,000,000 Societe Generale
               mature 7/15/02 to 1/15/03            1.87 to 2.50   225,023,174


                      See Notes to Financial Statements.


  10 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002


                                CASH PORTFOLIO

    FACE                                     ANNUALIZED
   AMOUNT              SECURITY                YIELD           VALUE
-------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 34.3% (continued)
$178,000,000 Svenska Handelsbanken
               mature 7/26/02 to 9/30/02   1.80% to 1.90% $   178,005,731
 275,000,000 Toronto Dominion
               mature 8/20/02 to 2/14/03    1.81 to 2.73      274,646,692
 467,000,000 UBS, AG
               mature 7/31/02 to 12/19/02   1.70 to 2.48      467,009,482
  55,000,000 Unicredito Italiano S.p.A.
               matures 7/22/02                  1.84           55,000,639
 355,000,000 Westdeutsche Landesbank
               mature 7/2/02 to 1/27/03     1.78 to 2.50      355,000,000
  80,000,000 Westpac Bank
               matures 12/16/02                 1.98           80,007,347
------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $9,029,155,500)                       9,029,155,500
------------------------------------------------------------------------
TIME DEPOSITS -- 2.9%
 200,000,000 Bank of Montreal
               matures 7/1/02                   1.91          200,000,000
 224,970,000 Chase Manhattan Bank
               matures 7/1/02                   1.94          224,970,000
 200,000,000 HSBC Bank USA
               matures 7/1/02                   1.94          200,000,000
 150,000,000 National Australia Bank
               matures 7/1/02                   1.94          150,000,000
------------------------------------------------------------------------
             TOTAL TIME DEPOSITS
             (Cost -- $774,970,000)                           774,970,000
------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $26,358,432,521**)                  $26,358,432,521
------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


  11 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                             GOVERNMENT PORTFOLIO

    FACE                                                    ANNUALIZED
   AMOUNT                  SECURITY                           YIELD               VALUE
--------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 98.0%
$662,721,000 Federal Farm Credit Bank
               mature 7/2/02 to 9/6/02                    1.70% to 1.85%      $  661,804,697
 937,385,000 Federal Home Loan Bank
               mature 7/3/02 to 12/2/02                    1.70 to 2.42          935,927,313
 940,848,000 Federal Home Loan Mortgage Corp.
               mature 7/2/02 to 1/10/03                    1.71 to 2.57          938,084,427
 979,402,000 Federal National Mortgage Association
               mature 7/10/02 to 5/30/03                   1.73 to 2.78          974,860,753
-------------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $3,510,677,190)                                          3,510,677,190
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
  71,841,000 J.P. Morgan Chase & Co., 1.80% due 7/1/02; Proceeds at
              maturity -- $71,851,776; (Fully collateralized by U.S. Treasury
              Bonds, 7.250% to 8.750% due 11/15/08 to 11/15/16;
              Market value -- $73,277,820) (Cost -- $71,841,000)                  71,841,000
-------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $3,582,518,190**)                                       $3,582,518,190
-------------------------------------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


     12   Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                             RETIREMENT PORTFOLIO

   FACE                                            ANNUALIZED
  AMOUNT                  SECURITY                   YIELD        VALUE
--------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 2.9%
$10,000,000 Federal Home Loan Mortgage Corp.
              matures 7/2/02                         1.75%     $ 9,999,517
 15,000,000 Federal National Mortgage Association
              mature 10/2/02 to 10/9/02           1.92 to 2.09  14,920,485
--------------------------------------------------------------------------
            TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
            (Cost -- $24,920,002)                               24,920,002
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 52.3%
 10,000,000 Abbey National North America
              matures 9/9/02                          1.80       9,965,194
 15,000,000 ABN AMRO Bank N.V.
              mature 7/1/02 to 7/12/02            1.75 to 1.86  14,997,174
 10,000,000 Amstel Funding Corp.
              matures 7/11/02                         1.79       9,995,028
 10,000,000 ANZ Delaware Inc.
              matures 7/25/02                         1.75       9,988,333
 10,000,000 Bank of America Corp.
              matures 7/16/02                         1.85       9,992,333
 15,000,000 Bank of Nova Scotia
              matures 8/5/02                          1.80      14,973,823
 10,000,000 Barton Capital Corp.
              matures 7/11/02                         1.79       9,995,055
 23,000,000 BCI Funding Corp.
              mature 7/11/02 to 9/19/02           1.77 to 1.80  22,947,528
 10,000,000 Black Forest Funding
              matures 7/16/02                         1.80       9,992,500
 20,000,000 CBA Finance Inc.
              mature 7/8/02 to 9/5/02             1.78 to 1.80  19,978,430
 20,000,000 Danske Corp.
              mature 7/8/02 to 8/23/02            1.78 to 1.86  19,980,537
 10,000,000 Dexia Delaware LLC
              matures 7/8/02                          1.78       9,996,539
 10,000,000 Dresdner US Finance Inc.
              matures 8/16/02                         1.81       9,977,000
  5,601,000 Fortis Funding LLC
              matures 7/25/02                         1.80       5,594,316
 25,000,000 General Electric Capital Corp.
              mature 7/15/02 to 8/12/02           1.78 to 1.79  24,961,967
 10,000,000 Goldman, Sachs & Co.
              matures 8/12/02                         1.77       9,979,350
 10,000,000 IBM Corp.
              matures 7/24/02                         1.76       9,988,755
 10,000,000 ING US Funding LLC
              matures 12/5/02                         1.92       9,917,139


                      See Notes to Financial Statements.


     13   Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                             RETIREMENT PORTFOLIO

   FACE                                                        ANNUALIZED
  AMOUNT                        SECURITY                         YIELD        VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 52.3% (continued)
$15,000,000 J.P. Morgan Chase & Co.
              matures 8/19/02                                    1.78%     $ 14,963,862
 20,000,000 Morgan Stanley
              mature 7/16/02 to 8/28/02                       1.77 to 1.79   19,963,947
 10,000,000 Moriarty Ltd.
              matures 7/16/02                                     1.85        9,992,375
 10,000,000 Nieuw Amsterdam Receivables Co.
              matures 7/16/02                                     1.81        9,992,500
 20,000,000 Nordea North America, Inc.
              mature 7/3/02 to 9/20/02                        1.78 to 1.79   19,958,961
 15,000,000 Oesterreichische Kontrollbank
              matures 7/15/02                                     1.79       14,989,616
 20,000,000 Old Line Funding Corp.
              mature 7/19/02 to 8/5/02                            1.82       19,973,353
 25,000,000 San Paolo US Finance Inc.
              mature 7/1/02 to 7/8/02                         1.77 to 1.78   24,995,569
 10,000,000 Societe Generale N.A. Inc.
              mature 7/15/02 to 8/28/02                       1.76 to 1.98    9,980,789
 15,000,000 Svenska Handelsbanken
              mature 7/30/02 to 9/19/02                       1.79 to 1.82   14,965,641
  5,000,000 Toronto Dominion Holdings USA
              matures 8/22/02                                     1.81        4,987,000
 10,000,000 UBS Finance LLC
              matures 7/29/02                                     1.90        9,985,378
 15,000,000 Wells Fargo Co.
              matures 8/8/02                                      1.78       14,971,975
 25,000,000 Westpac Capital
              mature 7/3/02 to 8/13/02                        1.91 to 1.92   24,975,603
--------------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost -- $447,917,570)                                          447,917,570
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.7%
 15,000,000 Wells Fargo Bank N.A.
              mature 7/8/02 to 7/25/02 (Cost -- $15,000,000)      1.76       15,000,000
--------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 37.1%
 10,000,000 Abbey National PLC
              mature 8/22/02 to 8/29/02                       1.86 to1.94    10,000,072
  5,000,000 ABN AMRO Bank N.V.
              matures 12/23/02                                    1.88        4,999,750
 15,000,000 Bank of Montreal
              mature 7/15/02 to 8/19/02                       1.78 to1.84    15,000,000


                      See Notes to Financial Statements.


     14   Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                             RETIREMENT PORTFOLIO

   FACE                                            ANNUALIZED
  AMOUNT                  SECURITY                   YIELD        VALUE
--------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 37.1% (continued)
$10,000,000 Bank of Nova Scotia
              matures 7/15/02                        1.81%     $10,000,226
 23,000,000 Barclays Bank
              mature 7/15/02 to 12/17/02          1.83 to 2.09  23,000,721
 10,000,000 Bayerische Hypo-Und Vereinsbank
              matures 7/8/02                          1.79      10,000,000
 10,000,000 Bayerische Landesbank
              mature 7/2/02 to 11/20/02           1.90 to 2.00  10,000,585
 15,000,000 BNP Paribas S.A.
              mature 8/22/02 to 9/23/02           1.84 to 2.16  15,000,552
  7,000,000 Canadian Imperial Bank of Commerce NY
              matures 12/20/02                        1.88       7,006,505
  5,000,000 Credit Agricole Indosuez
              matures 12/13/02                        2.01       5,001,580
 10,000,000 Deutsche Bank
              mature 8/29/02 to 10/15/02          1.82 to 1.83  10,000,520
 10,000,000 Dexia Bank
              matures 7/8/02                          1.88      10,000,039
 10,000,000 Dresdner Bank
              mature 9/12/02 to 1/24/03           2.08 to 2.57   9,992,169
  5,000,000 HBOS PLC
              matures 9/24/02                         1.79       5,000,118
 15,000,000 Hessische Landesbank Ltd.
              mature 7/5/02 to 9/12/02            1.81 to 2.00  14,999,934
  5,000,000 ING Bank N.V.
              matures 7/31/02                         1.97       4,998,933
  5,000,000 KBC Bank N.V.
              matures 12/9/02                         1.88       5,002,634
 10,000,000 Lloyds TSB Bank
              matures 8/12/02                         1.78      10,000,058
 15,000,000 National Australia Bank Ltd.
              mature 8/12/02 to 10/9/02           1.94 to 2.15  15,000,253
 20,000,000 Rabo Bank
              mature 8/13/02 to 8/27/02           1.82 to 1.83  20,001,197
 10,000,000 Royal Bank of Canada
              matures 7/22/02                         1.87      10,000,058
 25,000,000 Royal Bank of Scotland Group PLC
              mature 7/8/02 to 9/10/02            1.77 to 1.93  25,000,275
 10,000,000 Societe Generale
              matures 10/28/02                        2.13      10,000,314
 10,000,000 Svenska Handelsbanken
              matures 9/30/02                         1.90       9,998,979


                      See Notes to Financial Statements.


     15   Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)       JUNE 30, 2002

                             RETIREMENT PORTFOLIO

    FACE                                  ANNUALIZED
   AMOUNT             SECURITY              YIELD        VALUE
------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 37.1% (continued)
 $15,000,000 Toronto Dominion
               matures 8/20/02              1.81%     $ 15,000,000
   8,000,000 UBS, AG
               matures 9/30/02               1.83        8,000,188
  10,000,000 Unicredito Italiano S.p.A.
               matures 7/22/02               1.84       10,000,116
  15,000,000 Westdeutsche Landesbank
               mature 7/3/02 to 8/26/02  1.79 to 1.90   15,000,000
-----------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $318,005,776)                    318,005,776
-----------------------------------------------------------------
TIME DEPOSITS -- 6.0%
  16,365,000 Chase Manhattan Bank
               matures 7/1/02                1.94       16,365,000
  35,000,000 HSBC Bank USA
               matures 7/1/02                1.94       35,000,000
-----------------------------------------------------------------
             TOTAL TIME DEPOSITS
             (Cost -- $51,365,000)                      51,365,000
-----------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $857,208,348**)                 $857,208,348
-----------------------------------------------------------------

** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


     16   Smith Barney Money Funds, Inc.   |   2002 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)   JUNE 30, 2002


                                            Cash          Government     Retirement
                                          Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost       $26,358,432,521  $3,582,518,190  $857,208,348
  Cash                                             505             568           246
  Interest receivable                       48,165,760          10,776     1,146,028
  Deferred compensation                        383,305          58,861        21,887
-----------------------------------------------------------------------------------
  Total Assets                          26,406,982,091   3,582,588,395   858,376,509
-----------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased          50,001,258              --            --
  Dividends payable                         13,617,634       1,695,458       392,927
  Management fees payable                    8,209,311       1,208,140       271,929
  Distribution fees payable                    716,964          98,915        23,481
  Deferred compensation payable                383,305          58,861        21,887
  Accrued expenses                          10,783,569         309,888       183,457
-----------------------------------------------------------------------------------
  Total Liabilities                         83,712,041       3,371,262       893,681
-----------------------------------------------------------------------------------
Total Net Assets                       $26,323,270,050  $3,579,217,133  $857,482,828
-----------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares
   (50,000,000,000,
   10,000,000,000 and
   5,000,000,000 shares
   authorized, respectively;
   par value $0.01 per share)          $   263,232,700  $   35,792,171  $  8,574,537
  Capital paid in excess of par value   26,060,037,358   3,543,424,961   848,879,162
  Undistributed (overdistributed) net
   investment income                           (42,705)        (10,471)       29,129
  Accumulated net realized gain from
   security transactions                        42,697          10,472            --
-----------------------------------------------------------------------------------
Total Net Assets                       $26,323,270,050  $3,579,217,133  $857,482,828
-----------------------------------------------------------------------------------
Shares Outstanding:
  Class A                               25,876,616,329   3,559,195,134   857,453,699
                            -------------------------------------------------------
  Class L                                      292,573         108,454            --
                            -------------------------------------------------------
  Class Y                                   53,734,253      19,913,544            --
                            -------------------------------------------------------
  Class Z                                  392,626,893              --            --
                            -------------------------------------------------------
Net Asset Value, per class                       $1.00           $1.00         $1.00
-----------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  17 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended June 30, 2002

                                             Cash      Government  Retirement
                                           Portfolio   Portfolio   Portfolio
 -----------------------------------------------------------------------------
 INVESTMENT INCOME:
   Interest                               $281,865,339 $37,073,723 $8,537,213
 ----------------------------------------------------------------------------
 EXPENSES:
   Management fees (Note 3)                 57,687,221   8,459,636  2,069,477
   Shareholder and system servicing fees    17,274,287   1,010,210    578,974
   Distribution fees (Note 3)               14,343,669   1,946,929    459,884
   Custody                                     587,208      95,281     32,018
   Shareholder communications                  297,543      37,923     15,000
   Registration fees                           157,053     149,888     47,892
   Directors' fees                              87,825      17,465      3,927
   Audit and legal                              40,500      59,280     11,450
   Other                                       120,114      37,592     11,826
 ----------------------------------------------------------------------------
   Total Expenses                           90,595,420  11,814,204  3,230,448
   Less: Management fee waiver (Note 3)             --          --    (29,129)
 ----------------------------------------------------------------------------
 Net Expenses                               90,595,420  11,814,204  3,201,319
 ----------------------------------------------------------------------------
 Net Investment Income                     191,269,919  25,259,519  5,335,894
 ----------------------------------------------------------------------------
 Net Realized Gain From
  Security Transactions                         42,697      10,472         --
 ----------------------------------------------------------------------------
 Increase in Net Assets From Operations   $191,312,616 $25,269,991 $5,335,894
 ----------------------------------------------------------------------------


                      See Notes to Financial Statements.


  18 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001


Cash Portfolio                                               2002               2001
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $    191,269,919  $   1,624,422,261
  Net realized gain                                              42,697            704,230
-------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    191,312,616      1,625,126,491
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                     (191,312,624)    (1,634,065,600)
-------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                       48,686,815,373    127,804,359,155
  Net asset value of shares issued
   for reinvestment of dividends                            171,590,921      1,766,422,796
  Cost of shares reacquired                             (54,719,702,029)  (152,512,634,312)
-------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions    (5,861,295,735)   (22,941,852,361)
-------------------------------------------------------------------------------------------
Decrease in Net Assets                                   (5,861,295,743)   (22,950,791,470)
NET ASSETS:
  Beginning of period                                    32,184,565,793     55,135,357,263
-------------------------------------------------------------------------------------------
  End of period                                        $ 26,323,270,050  $  32,184,565,793
-------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  19 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001

Government Portfolio                                         2002             2001
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $    25,259,519  $    187,016,176
  Net realized gain                                             10,472            51,979
-----------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    25,269,991       187,068,155
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                     (25,269,990)     (187,084,112)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                       5,604,817,283    13,693,535,580
Net asset value of shares issued
 for reinvestment of dividends                              22,906,116       201,616,247
  Cost of shares reacquired                             (6,299,495,912)  (15,422,940,350)
-----------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions     (671,772,513)   (1,527,788,523)
-----------------------------------------------------------------------------------------
Decrease in Net Assets                                    (671,772,512)   (1,527,804,480)
NET ASSETS:
  Beginning of period                                    4,250,989,645     5,778,794,125
-----------------------------------------------------------------------------------------
  End of period                                        $ 3,579,217,133  $  4,250,989,645
-----------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  20 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001

Retirement Portfolio                                        2002            2001
--------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $   5,335,894  $    50,360,307
  Net realized loss                                               --               --
--------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                   5,335,894       50,360,307
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                    (5,306,765)     (50,360,307)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                       633,072,999    1,752,775,577
  Net asset value of shares issued
   for reinvestment of dividends                           4,800,194       55,463,091
  Cost of shares reacquired                             (770,004,807)  (2,700,194,529)
--------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions   (132,131,614)    (891,955,861)
--------------------------------------------------------------------------------------
Decrease in Net Assets                                  (132,102,485)    (891,955,861)
NET ASSETS:
  Beginning of period                                    989,585,313    1,881,541,174
--------------------------------------------------------------------------------------
  End of period                                        $ 857,482,828  $   989,585,313
--------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  21 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBFM a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Goverment
Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on


  22 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly. For the six months ended June 30, 2002, SBFM waived $29,129 of its management fee for the Retirement Portfolio.

Travelers Bank & Trust, fsb. ("TB&T"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Services ("PFPC") and Primerica Shareholder Services ("PSS") act as the sub-transfer agents. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2002, the Fund paid transfer agent fees of $9,657,169, $689,041 and $554,253 for the Cash, Government and Retirement Portfolios, respec-
 tively, to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB for assistance in distributing Class A and L shares calculated at an annual rate of 0.10% of average daily net assets of each class, respectively.

For the six months ended June 30, 2002, total Distribution Plan fees incurred were:

          Portfolio                                  Class A   Class L
          ------------------------------------------------------------
          Cash                                     $14,343,518    $151
          ------------------------------------------------------------
          Government                                 1,946,869      60
          ------------------------------------------------------------
          Retirement                                   459,884      --
          -----------------------------------------------------------

All officers and two Directors of the Fund are employees of Citigroup or its affiliates.

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


  23 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

5. Capital Shares

The Fund offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L and Class Z shares can only be purchased by participants in the Smith Barney 401(k) Program.

Transactions in shares of each Portfolio were as follows:

                                      Six Months Ended    Year Ended
        Cash Portfolio                 June 30, 2002   December 31, 2001
        ----------------------------------------------------------------
        Class A
        Shares sold                    48,440,878,470   126,740,478,908
        Shares issued on reinvestment     168,581,230     1,752,966,829
        Shares reacquired             (54,449,069,428) (151,701,473,737)
        ----------------------------------------------------------------
        Net Decrease                   (5,839,609,728)  (23,208,028,000)
        ----------------------------------------------------------------
        Class L
        Shares sold                            29,872           279,006
        Shares issued on reinvestment           1,845            10,676
        Shares reacquired                     (43,149)         (177,835)
        ----------------------------------------------------------------
        Net Increase (Decrease)               (11,432)          111,847
        ----------------------------------------------------------------
        Class Y
        Shares sold                        95,214,634       681,334,489
        Shares issued on reinvestment         266,246         2,422,747
        Shares reacquired                (101,928,342)     (648,806,314)
        ----------------------------------------------------------------
        Net Increase (Decrease)            (6,447,462)       34,950,922
        ----------------------------------------------------------------
        Class Z
        Shares sold                       150,692,397       382,266,752
        Shares issued on reinvestment       2,741,600        11,022,544
        Shares reacquired                (168,661,110)     (162,176,426)
        ----------------------------------------------------------------
        Net Increase (Decrease)           (15,227,113)      231,112,870
        ----------------------------------------------------------------


  24 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

                                      Six Months Ended    Year Ended
        Government Portfolio           June 30, 2002   December 31, 2001
        ----------------------------------------------------------------
        Class A
        Shares sold                     5,577,687,549    13,610,926,974
        Shares issued on reinvestment      22,737,074       200,674,158
        Shares reacquired              (6,270,676,258)  (15,340,445,232)
        ----------------------------------------------------------------
        Net Decrease                     (670,251,635)   (1,528,844,100)
        ----------------------------------------------------------------
        Class L
        Shares sold                             6,571            19,536
        Shares issued on reinvestment             710             5,059
        Shares reacquired                     (21,809)          (23,084)
        ----------------------------------------------------------------
        Net Increase (Decrease)               (14,528)            1,511
        ----------------------------------------------------------------
        Class Y
        Shares sold                        27,123,163        82,589,070
        Shares issued on reinvestment         168,332           937,030
        Shares reacquired                 (28,797,845)      (82,472,034)
        ----------------------------------------------------------------
        Net Increase (Decrease)            (1,506,350)        1,054,066
        ----------------------------------------------------------------

        Retirement Portfolio
        ----------------------------------------------------------------
        Class A
        Shares sold                       633,072,999     1,752,775,577
        Shares issued on reinvestment       4,800,194        55,463,091
        Shares reacquired                (770,004,807)   (2,700,194,529)
        ----------------------------------------------------------------
        Net Decrease                     (132,131,614)     (891,955,861)
        ----------------------------------------------------------------


  25 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                       Class A Shares
                                     --------------------------------------------------
Cash Portfolio                       2002/(1)/   2001    2000    1999     1998     1997
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income                  0.007     0.037   0.058   0.046    0.050    0.050
Dividends from net investment income  (0.007)   (0.037) (0.058) (0.046)  (0.050)  (0.050)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return                            0.65%++   3.78%   5.98%   4.73%    5.07%    5.12%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (billions)     $26       $32     $55     $45      $40      $31
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.63%+    0.59%   0.57%   0.62%    0.63%    0.64%
  Net investment income                 1.31+     3.93    5.84    4.63     4.95     5.01
-----------------------------------------------------------------------------------------
                                                       Class L Shares
                                     --------------------------------------------------
Cash Portfolio                       2002/(1)/   2001    2000    1999   1998/(3)/  1997
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income                  0.007     0.037   0.058   0.047    0.050    0.051
Dividends from net investment income  (0.007)   (0.037) (0.058) (0.047)  (0.050)  (0.051)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return                            0.67%++   3.81%   6.01%   4.78%    5.12%    5.17%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $293      $304    $193    $582     $412   $2,016
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.60%+    0.56%   0.54%   0.57%    0.59%    0.59%
  Net investment income                 1.34+     3.53    5.58    4.70     5.07     5.05
-----------------------------------------------------------------------------------------
                                                       Class Y Shares
                                     --------------------------------------------------
Cash Portfolio                       2002/(1)/   2001    2000    1999     1998     1997
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income                  0.008     0.039   0.060   0.048    0.052    0.052
Dividends from net investment income  (0.008)   (0.039) (0.060) (0.048)  (0.052)  (0.052)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return                            0.75%++   3.94%   6.17%   4.91%    5.29%    5.32%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (millions)     $54       $60     $25     $67     $159      $64
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.44%+    0.40%   0.38%   0.42%    0.42%    0.43%
  Net investment income                 1.51+     3.96    5.92    4.76     5.17     5.22
-----------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2002 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

  26 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                       Class Z Shares
                                     --------------------------------------------------
Cash Portfolio                       2002/(1)/   2001    2000    1999     1998     1997
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income                  0.008     0.039   0.060   0.048    0.052    0.052
Dividends from net investment income  (0.008)   (0.039) (0.060) (0.048)  (0.052)  (0.052)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return                            0.75%++   3.96%   6.17%   4.91%    5.29%    5.33%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (millions)    $393      $408    $177    $128       $2       $6
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.43%+    0.40%   0.38%   0.41%    0.43%    0.44%
  Net investment income                 1.51+     3.48    6.02    4.86     5.21     5.21
-----------------------------------------------------------------------------------------
                                                       Class A Shares
                                     ---------------------------------------------------
Government Portfolio                 2002/(1)/   2001    2000    1999     1998     1997
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income                  0.006     0.036   0.057   0.045    0.049    0.049
Dividends from net investment income  (0.006)   (0.036) (0.057) (0.045)  (0.049)  (0.049)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return                            0.64%++   3.67%   5.85%   4.60%    5.00%    5.04%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (billions)      $4        $4      $6      $5       $5       $5
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.60%+    0.56%   0.59%   0.61%    0.60%    0.61%
  Net investment income                 1.29+     3.74    5.71    4.50     4.88     4.92
-----------------------------------------------------------------------------------------
                                                       Class L Shares
                                     --------------------------------------------------
Government Portfolio                 2002/(1)/   2001    2000    1999   1998/(3)/  1997
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income                  0.006     0.036   0.057   0.045    0.049    0.049
Dividends from net investment income  (0.006)   (0.036) (0.057) (0.045)  (0.049)  (0.049)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return                            0.64%++   3.68%   5.87%   4.62%    5.01%    5.04%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $108      $123    $121    $113     $206     $502
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.60%+    0.63%   0.58%   0.59%    0.59%    0.61%
  Net investment income                 1.29+     3.53    5.70    4.47     4.94     4.90
-----------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2002 (unaudited).
(2)  As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

  27 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                         Class Y Shares
                                     ------------------------------------------------------
Government Portfolio                  2002/(1)/     2001      2000      1999      1998     1997
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00       $1.00     $1.00     $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
Net investment income                   0.007       0.037     0.058     0.047     0.050    0.050
Dividends from net investment income   (0.007)     (0.037)   (0.058)   (0.047)   (0.050)  (0.050)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00       $1.00     $1.00     $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
Total Return                             0.70%++     3.78%     6.02%     4.78%     5.13%    5.14%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $20         $21       $20        $8        $4       $7
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                          0.48%+      0.44%     0.44%     0.45%     0.48%    0.51%
  Net investment income                  1.42+       3.69      5.85      4.64      5.06     4.98
-------------------------------------------------------------------------------------------------
                                                         Class A Shares
                                     ------------------------------------------------------
Retirement Portfolio                 2002/(1)(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/  1997
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00       $1.00     $1.00     $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
Net investment income/(3)/              0.006       0.035     0.057     0.046     0.049    0.049
Dividends from net investment income   (0.006)     (0.035)   (0.057)   (0.046)   (0.049)  (0.049)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00       $1.00     $1.00     $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
Total Return                             0.58%++     3.60%     5.89%     4.65%     5.04%    5.03%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)     $857        $990    $1,882    $1,704    $1,682   $1,367
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                          0.70%+      0.69%     0.68%     0.69%     0.70%    0.71%
  Net investment income                  1.15+       3.78      5.74      4.55      4.92     4.92
-------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2002 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3) The investment manager waived a portion of their management fees for the six months ended June 30, 2002, the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

                      Per Share Decreases to   Expense Ratios
                      Net Investment Income  Without Fee Waiver
                      ---------------------- -----------------
                 2002        $0.0001                0.71%+
                 1999         0.0001                0.71
                 1998         0.0002                0.72

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  28 Smith Barney Money Funds, Inc. | 2002 Semi-Annual Report to Shareholders

 SMITH BARNEY
 MONEY FUNDS, INC.


DIRECTORS                  INVESTMENT MANAGER
Lee Abraham                Smith Barney Fund
Allan J. Bloostein           Management LLC
Jane F. Dasher
Donald R. Foley            DISTRIBUTORS
R. Jay Gerken              Salomon Smith Barney Inc.
Richard E. Hanson, Jr.     PFS Distributors, Inc.
Paul Hardin
Heath B. McLendon          CUSTODIAN
 Chairman                  State Street Bank and
Roderick C. Rasmussen        Trust Company
John P. Toolan
Joseph H. Fleiss, Emeritus TRANSFER AGENT
                           Travelers Bank & Trust, fsb.
OFFICERS                   125 Broad Street, 11th Floor
Heath B. McLendon          New York, New York 10004
President and
Chief Executive Officer    SUB-TRANSFER AGENTS
                           PFPC Global Fund Services
R. Jay Gerken              P.O. Box 9699
Executive Vice President   Providence, Rhode Island
                           02940-9699
Lewis E. Daidone
Senior Vice President      Primerica Shareholder Services
and Chief Administrative   P.O. Box 9662
Officer                    Providence, Rhode Island
                           02940-9662
Richard L. Peteka
Chief Financial Officer
and Treasurer

Martin R. Hanley
Vice President

Kevin Kennedy
Vice President

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

  Smith Barney Money Funds, Inc.




  This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus which gives details about changes, expenses, investment objectives and operating policies of the Portfolios. If used as sales material after September 30, 2002 , this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MONEY FUNDS, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds

  SALOMON SMITH BARNEY
  ---------------------------
  A member of citigroup(LOGO)

 Salomon Smith Barney is a service mark of
 Salomon Smith Barney Inc.
 FD0622 8/02                                                 02-3607